Right-of-Use Assets (Details) - Schedule of Amount Recognized in Profit and Loss - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amount Recognized in Profit and Loss [Abstract]
Depreciation expense on right-of-use assets	€ 50,857	€ 92,293	€ 64,426
Interest expense on lease liabilities	13,596	3,680	2,234
Expenses relating to lease of short-term leases	€ 112,950	€ 2,951	€ 3,597